Significant accounting policies - Property plant and equipment (Details) - Buildings, plant installations and machinery	12 Months Ended
Dec. 31, 2021
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Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
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Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years